Unaudited Consolidated Statements of Cash Flows - CAD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows used in operating activities
Loss for the period	$ (2,412,658)	$ (103,759)
Adjustments for items not involving cash:
Recovery of flow through share liability
Interest expense and accretion	126,884
Amortization of transaction cost	50,618
Share-based payments	1,713,160
Gain on change in fair value of derivative liability	(463,968)
Net changes in non-cash working capital:
Prepaids and deposits	(1,185,783)
Sales tax receivable	(42,512)	104
Accounts payable	13,750	(34,103)
Due to related party	(30,072)	61,227
Total operating activities	(2,230,581)	(76,531)
Cash flows used in investing activities
Payments for exploration and evaluation assets	(324,142)	(46,965)
Total investing activities	(324,142)	(46,965)
Cash flows provided by (used in) financing activities
Loan from Nova Minerals Limited		32,700
Proceeds from the exercise of warrants	239,720
Issue of loan payable	782,423
Proceeds from private placement	34,988,520
Transaction costs related to issuance of shares or options	(2,995,448)
Total financing activities	33,015,215	32,700
Net increase in cash	30,460,492	(90,796)
Cash, beginning of the period	318,844	143,089
Cash, end of the period	$ 30,779,336	$ 52,293